employee future benefits - Defined benefit pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Defined benefit pension plan expense (recovery)
Total	$ 25	$ 19	$ 52	$ 39
Pension plans | Pension plan
Defined benefit pension plan expense (recovery)
Current service cost	23	18	46	36
Past service costs			3
Interest expense arising from defined benefit obligations accrued	74	83	148	167
Return, including interest income, on plan assets	(538)	(217)	(174)	(662)
Interest effect on asset ceiling limit	1	3	2	5
Total	(463)	(131)	(24)	(490)
Administrative fees	2	1	3	3
Re-measurements arising from financial assumptions	1,396		507
Changes in the effect of limiting net defined benefit assets to the asset ceiling	(28)	115		441
Total	$ 930	3	$ 535	(10)
Discount rate used to determine defined benefit obligations	2.75%		2.75%		3.10%
Pension plans | Pension plan | Employee benefits expense
Defined benefit pension plan expense (recovery)
Current service cost	$ 23	18	$ 46	36
Past service cost			3
Administrative fees	2	1	3	3
Total	25	19	52	39
Pension plans | Pension plan | Financing costs
Defined benefit pension plan expense (recovery)
Interest expense arising from defined benefit obligations accrued	74	83	148	167
Return, including interest income, on plan assets	(71)	(86)	(142)	(172)
Interest effect on asset ceiling limit	1	3	2	5
Total	4		8
Total	4		8
Pension plans | Pension plan | Other comprehensive income
Defined benefit pension plan expense (recovery)
Re-measurements arising from financial assumptions	1,396		507
Return, including interest income, on plan assets	(467)	(131)	(32)	(490)
Total	(467)	(131)	(32)	(490)
Changes in the effect of limiting net defined benefit assets to the asset ceiling	(28)	115		441
Defined benefit pension plan expense (recovery)	$ 901	$ (16)	$ 475	$ (49)